Business combinations and asset acquisitions, Fair value of identifiable net assets acquired (Details) - USD ($)			12 Months Ended
		Sep. 24, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Jul. 31, 2020	Dec. 19, 2019	Nov. 14, 2019	Sep. 30, 2019	Aug. 31, 2019
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Shares issued (in shares)		27,541,944		7,346,189				1,645,105		2,765,901	4,580,288
Acquisition and restructuring related costs incurred			$ 1,017,000	$ 13,038,000	$ 0
Zero Cost Warrants [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Shares issued (in shares)						4,229,753	4,000,000
Repurchase of ordinary shares (in shares)									4,864,656
Ordinary Shares [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Shares issued (in shares)			183,593,296	159,363,543
Aegerion Pharmaceuticals [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Shares issued (in shares)		85,092,423
Share price (in dollars per share)		$ 1.793
Busines acquisition purchase price, fair value		$ 152,615,000
Non-current assets [Abstract]
Property, plant and equipment		276,000
Right of use assets		924,000
Intangible Assets		299,374,000
Other assets		1,901,000
Total non-current assets		302,475,000
Current assets [Abstract]
Cash and cash equivalents		24,985,000
Trade and other receivables		23,259,000
Inventory		57,441,000
Prepaid expenses and other assets		1,588,000
Total current assets		107,273,000
Total assets		409,748,000
Current liabilities [Abstract]
Accounts payable		3,951,000
Accrued liabilities		67,010,000
Lease liabilities - current		384,000
Provision for legal settlements - current		15,173,000
Total current liabilities		86,518,000
Non-current liabilities [Abstract]
Lease liabilities - long term		538,000
Long term debt		54,469,000
Convertible notes debt and equity components - long term		125,000,000
Provision for legal settlements - long term		7,821,000
Deferred tax liability		1,918,000
Total non-current liabilities		189,746,000
Total liabilities		276,264,000
Total identifiable net assets at fair value		133,484,000
Goodwill arising on acquisition		19,131,000		$ 19,131,000,000
Total consideration		152,615,000
Consideration [Abstract]
Issue of fully paid up ordinary shares and zero cost warrants		152,615,000
Total consideration		$ 152,615,000
Aegerion Pharmaceuticals [Member] | Zero Cost Warrants [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Shares issued (in shares)		8,065,000
Aegerion Pharmaceuticals [Member] | Ordinary Shares [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Shares issued (in shares)		77,027,423
Shares issued for each zero cost warrants (in shares)		1
Repurchase of ordinary shares (in shares)									4,864,656
Aegerion Pharmaceuticals [Member] | As Previously Reported [member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Busines acquisition purchase price, fair value		$ 152,615,000
Non-current assets [Abstract]
Property, plant and equipment		276,000
Right of use assets		924,000
Intangible Assets		308,374,000
Other assets		2,334,000
Total non-current assets		311,908,000
Current assets [Abstract]
Cash and cash equivalents		24,985,000
Trade and other receivables		23,259,000
Inventory		45,959,000
Prepaid expenses and other assets		2,469,000
Total current assets		96,672,000
Total assets		408,580,000
Current liabilities [Abstract]
Accounts payable		5,137,000
Accrued liabilities		64,088,000
Lease liabilities - current		384,000
Provision for legal settlements - current		14,916,000
Total current liabilities		84,525,000
Non-current liabilities [Abstract]
Lease liabilities - long term		538,000
Long term debt		54,469,000
Convertible notes debt and equity components - long term		125,000,000
Provision for legal settlements - long term		7,821,000
Deferred tax liability		14,425,000
Total non-current liabilities		202,253,000
Total liabilities		286,778,000
Total identifiable net assets at fair value		121,802,000
Goodwill arising on acquisition		30,813,000
Total consideration		152,615,000
Consideration [Abstract]
Issue of fully paid up ordinary shares and zero cost warrants		152,615,000
Total consideration		152,615,000
Aegerion Pharmaceuticals [Member] | Adjustments [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Busines acquisition purchase price, fair value	[1]	0
Non-current assets [Abstract]
Property, plant and equipment	[1]	0
Right of use assets	[1]	0
Intangible Assets	[1]	(9,000,000)
Other assets	[1]	(433,000)
Total non-current assets	[1]	(9,433,000)
Current assets [Abstract]
Cash and cash equivalents	[1]	0
Trade and other receivables	[1]	0
Inventory	[1]	11,482,000
Prepaid expenses and other assets	[1]	(881,000)
Total current assets	[1]	10,601,000
Total assets	[1]	1,168,000
Current liabilities [Abstract]
Accounts payable	[1]	(1,186,000)
Accrued liabilities	[1]	2,922,000
Lease liabilities - current	[1]	0
Provision for legal settlements - current	[1]	257,000
Total current liabilities	[1]	1,993,000
Non-current liabilities [Abstract]
Lease liabilities - long term	[1]	0
Long term debt	[1]	0
Convertible notes debt and equity components - long term	[1]	0
Provision for legal settlements - long term	[1]	0
Deferred tax liability	[1]	(12,507,000)
Total non-current liabilities	[1]	(12,507,000)
Total liabilities	[1]	(10,514,000)
Total identifiable net assets at fair value	[1]	11,682,000
Goodwill arising on acquisition	[1]	(11,682,000)
Total consideration	[1]	0
Consideration [Abstract]
Issue of fully paid up ordinary shares and zero cost warrants	[1]	0
Total consideration	[1]	$ 0

[1]	Adjustments relate to finalization of fair values following completion of the fair value assignment to identifiable assets and liabilities acquired. See Note 27, Restatement of prior year comparatives, for more details on the adjustments.